Earnings/ (Loss) per Share	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Earnings/ (Loss) Per Share

9.        Earnings / (Loss) per Share

All common shares issued (including the restricted shares issued under the equity incentive plan) are DCI's common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. Unvested shares granted under the Company's incentive plan of 382 as at June 30, 2017, and 674 as at June 30, 2016 (Note 8), are entitled to receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes. Dividends declared and paid during the six months ended June 30, 2017 and 2016 were $0 and $374, respectively. The calculation of basic earnings/ (loss) per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. For the purpose of calculating diluted earnings per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued as determined in accordance with the antidilution sequencing provisions of ASC 260. The computation of diluted earnings per share also reflects the potential dilution that could occur if warrants to issue common stock were exercised, to the extent that they are dilutive, as well as the potential dilution that could occur if convertible preferred stock were converted. For the six months ended June 30, 2016, and on the basis that the Company incurred losses, the effect of the incremental shares assumed issued would have been anti-dilutive and therefore basic and diluted losses per share is the same amount.

	2017		2016
	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss)	$29,124	$29,124	$(13,777)	$(13,777)
Less income allocated to restricted shares	(281)	(270)	-	-
Net income / (loss) available to common stockholders	28,843	28,854	(13,777)	(13,777)

Weighted average number of common shares outstanding	39,166	39,166	31,083	31,083
Effect of dilutive shares	-	1,623	-	-
Total shares outstanding	39,166	40,789	31,083	31,083

Earnings / (Loss) per common share	$736.43	$707.40	$(443.23)	$(443.23)